Basis of Presentation	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

NOTE 1–BASIS OF PRESENTATION

The condensed balance sheet of Corporate Coaches, Inc. (the “Company”) as of September 30, 2015, and the statements of operations for the three-month and nine-month period ended September 30, 2015, have not been audited. However, in the opinion of management, such information includes all adjustments (consisting only of normal recurring adjustments), which are necessary to properly reflect the financial position of the Company as of September 30, 2015 and the results of operations for the period nine months period ended September 30, 2015.

Certain information and notes normally included in condensed financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, although management believes that the disclosures are adequate to make the information presented not misleading. Interim period results are not necessarily indicative of the results to be achieved for an entire year. These condensed financial statements should be read in conjunction with the audited financial statements and notes to financial statements as of December 31, 2014 and calendar year then ended.